Earnings (Loss) Per Share (Tables)	12 Months Ended
Feb. 28, 2018
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share Attribute to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net income (loss) per share attribute to ordinary shareholders:

	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018
	RMB	RMB	RMB	USD
Net income (loss) attributable to Four Seasons Education (Cayman) Inc.	(30,976)	17,666	44,373	7,012
Less: Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	—	4,058	7,768	1,228
Net income (loss) attributable to ordinary shareholders – basic and diluted	(30,976)	13,608	36,605	5,784
Weighted average number of ordinary shares outstanding – basic	14,000,000	14,000,000	17,057,056	17,057,056
Plus: share options	—	470,129	1,467,588	1,467,588
Weighted average number of ordinary shares outstanding – diluted	14,000,000	14,470,129	18,524,644	18,524,644
Basic net income (loss) per share	(2.21)	0.97	2.15	0.34
Diluted net income (loss) per share	(2.21)	0.94	1.98	0.31

Summary of Diluted Net Income (Loss) Per Share Excluded from Earnings (Net Loss) Per Share

Diluted earnings per share were computed using the if-converted method as it is more dilutive than the two-class method. On November 8, 2017, all the redeemable convertible preferred shares have been converted to ordinary shares. These ordinary shares were included in the denominator in the computation of basic and diluted earnings per share for the year ended on February 28, 2018. As of February 29, 2016, February 28, 2017 and 2018, diluted net income (loss) per share does not include the following instruments as their inclusion would be antidilutive:

	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018
Convertible redeemable preferred shares	3,000,000	5,222,222	—
Warrants	2,222,222	—	—
Share options	1,175,000	330,000	—